Contingencies and commitments - Collaborations and License Agreements (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Jun. 16, 2016	Feb. 29, 2016	Nov. 30, 2015	Dec. 31, 2012	Dec. 31, 2015
ThermoFisher Scientific
Collaboration and License Agreement
Supply contract agreement period (in years)	5 years
Collaborative arrangement | Universal Cells, Inc.
Collaboration and License Agreement
Upfront license and startup fees			$ 2.5
Milestone payments		$ 3.0
Further potential milestone payments		$ 44.0
Collaborative arrangement | Life Technologies Corp
Collaboration and License Agreement
Upfront license fees				$ 1.0
Minimum annual royalties as a percentage of prior year running royalties (as a percent)					50.00%